UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient MF Trust	K&L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4001

Date of fiscal year end: 12/31/12

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments.

SALIENT RISK PARITY FUND

Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

Other Assets and Liabilities—100.0%	$94,407,870

Net Assets—100.0%	$94,407,870

Futures Contracts Purchased:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Commonwealth Treasury Bond	December 2012	255	$33,557,903	$1,104,606
10 Year Canada Bond	December 2012	255	35,619,048	267,183
10 Year Japan Government Bond	December 2012	21	38,810,433	119,388
10 Year U.S. Treasury Note	December 2012	289	38,576,984	186,331
CAC 40 10 Euro	October 2012	147	6,333,162	(381,895)
Corn *	December 2012	103	3,894,688	(271,633)
Crude Oil (WTI) *	November 2012	2	184,380	(8,767)
E-Mini S&P 500	December 2012	92	6,597,320	(113,364)
E-Mini S&P MidCap 400	December 2012	67	6,609,550	(250,919)
Euro-Bund	December 2012	104	18,944,685	88,084
FTSE 100 Index	December 2012	70	6,456,931	(167,405)
FTSE/JSE Top 40 Index	December 2012	150	5,735,475	(129,939)
FTSE/MIB Index	December 2012	41	3,962,661	(357,838)
Gasoline RBOB *	November 2012	18	2,207,596	14,413
German Stock Index	December 2012	29	6,743,049	(138,862)
Hang Seng China Enterprises Index	October 2012	4	254,250	4,925
Hang Seng Index	October 2012	2	269,223	4,425
ICE Brent Crude *	December 2012	1	111,580	(1,853)
Long Gilt	December 2012	119	23,175,555	(5,995)
OMXS30 Index	October 2012	400	6,548,489	(228,078)
Russell 2000 Mini Index	December 2012	80	6,675,200	(215,352)
SGX S&P CNX Nifty Index	October 2012	102	1,167,492	8,200
Soybean *	November 2012	63	5,043,150	(149,009)
Tokyo Price Index	December 2012	18	1,695,719	16,338
Wheat *	December 2012	94	4,241,750	4,288

			$263,416,273	$(602,728)

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa *	December 2012	43	$(1,081,880)	$(41,176)
Coffee ‘C’ *	December 2012	30	(1,951,875)	(877)
Copper *	December 2012	7	(657,650)	(40,436)
Cotton No. 2 *	December 2012	14	(494,550)	15,244
Gold 100 Oz *	December 2012	10	(1,773,900)	(144,543)
ICE Gas Oil *	November 2012	2	(194,900)	2,295
ICE Sugar No. 11 (World) *	March 2013	87	(1,989,725)	(76,688)
Lead *	November 2012	15	(855,844)	(83,816)
Lean Hogs *	December 2012	95	(2,802,500)	(128,618)
Live Cattle *	December 2012	106	(5,287,280)	189,240
MSCI Taiwan Stock Index	October 2012	43	(1,184,220)	(6,214)
Natural Gas *	November 2012	63	(2,091,600)	(282,409)
Primary Aluminum *	November 2012	28	(1,472,975)	(80,251)
Primary Nickel *	November 2012	17	(1,882,818)	(227,223)
S&P 60 Index	December 2012	10	(1,425,926)	26,428
Silver *	December 2012	6	(1,037,310)	(204,335)
SPI 200 Index	December 2012	21	(2,386,982)	10,244
Zinc *	November 2012	17	(887,188)	(73,310)

			$(29,459,123)	$(1,146,445)

*	These securities are held by Salient Risk Parity Offshore Fund, Ltd. (the “Company”).

See accompanying Notes to Consolidated Schedules of Investments.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

	Shares/ Units	Fair Value
Master Limited Partnerships and Related Companies—93.8%
Coal—3.4%
United States—3.4%
Alliance Holdings GP, L.P. (2)	7,872	$377,462

		377,462

Crude/Natural Gas Production—1.8%
United States—1.8%
EV Energy Partners, L.P.	3,181	197,604

		197,604

Crude/Refined Products Pipelines—28.2%
United States—28.2%
Enbridge Energy Management, LLC (1)	15,590	493,579
Kinder Morgan, Inc. (3)	16,831	597,837
Kinder Morgan Management, LLC (1)	10,694	817,022
Magellan Midstream Partners, L.P. (2)	4,741	414,648
Plains All American Pipeline, L.P. (2)	7,791	687,166
Rose Rock Midstream, L.P. (3)	2,965	95,147

		3,105,399

Diversified Pipelines—1.8%
Canada—1.8%
TransCanada Corp. (3)	4,339	197,425

		197,425

Natural Gas Gathering/ Processing—17.6%
United States—17.6%
Crosstex Energy, Inc. (3)	21,873	306,878
Crosstex Energy, L.P.	16,288	250,835
MarkWest Energy Partners, L.P.	3,683	200,429
Summit Midstream Partners, L.P.	15,000	316,650
Targa Resources Corp. (3)	8,032	404,331
Targa Resources Partners, L.P.	6,045	259,210
Western Gas Partners, L.P.	3,913	197,254

		1,935,587

Natural Gas/ Natural Gas Liquids Pipelines—29.2%
United States—29.2%
El Paso Pipeline Partners, L.P.	13,538	503,884
Energy Transfer Equity, L.P. (2)	8,929	403,591
Enterprise Products Partners, L.P. (2)	18,358	983,989
EQT Midstream Partners, L.P.	6,639	191,203
Spectra Energy Corp. (3)	13,818	405,697
Williams Companies, Inc. (3)	20,551	718,668

		3,207,032

Power/Utility—3.7%
United States—3.7%
CenterPoint Energy, Inc. (3)	19,160	408,108

		408,108

Shipping—8.1%
Republic of the Marshall Islands—8.1%
Golar LNG Partners, L.P.	6,150	197,046
Navios Maritime Partners, L.P.	13,316	197,343
Teekay Offshore Partners, L.P.	17,824	490,338

		884,727

Total Master Limited Partnerships and Related Companies (Cost $10,264,457)		$10,313,344

Money Market Fund—2.7%
United States—2.7%
JPMorgan U.S. Government Money Market Fund (2)	300,329	300,329

Total Money Market Fund (Cost $300,329)		$300,329

Total Investments—96.5% (Cost $10,564,786)		$10,613,673
Other Assets and Liabilities—3.5%		380,255

Total Net Assets Applicable to Common Shareholders—100.0%		$10,993,928

All percentages disclosed are calculated by dividing the indicated amounts by net assets applicable to common shareholders.

(1)	Distributions are paid-in-kind.
(2)	All of a portion of these securities are held by Salient MLP & Energy Infrastructure Fund II, Inc. (the “Subsidiary”).
(3)	Income producing security.

See accompanying Notes to Consolidated Schedules of Investments.

Salient MF Trust

Notes to Consolidated Schedules of Investments

September 30, 2012

(1) ORGANIZATION

Salient MF Trust (the “Trust”) is organized as a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a open-end management investment company. The Trust is comprised of the following two Funds: Salient Risk Parity Fund (the “Risk Parity Fund”) and Salient MLP & Energy Infrastructure Fund II (the “MLP Fund”). Each may be referred to individually as the “Fund” and collectively as the “Funds.”

Each Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Funds offer three classes of shares: Class A Shares, Class C Shares, and Class I Shares. As of September 30, 2012, Class A Shares and Class C Shares of each Fund have not commenced operations. Each class of Shares are identical except as to sales charges, distribution and other expenses borne by each class, and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares will be subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares of the Funds.

The Risk Parity Fund’s investment objective is to seek long term capital appreciation by allocating capital across a broad set of asset classes in which Salient Adviser (as defined below) seeks to balance the sources of portfolio risk, as measured by contribution to total volatility. The MLP Fund’s investment objective is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders. The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, LP (the “Salient Adviser”) and Salient Capital Advisors, LLC (“SCA”) for the Risk Parity Fund and the MLP Fund, respectively to manage each Fund’s portfolio and operations. Salient Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and the Commodities Futures Trading Commission (“CFTC”) as a commodity pool operator and commodities trading advisor and is a member of the National Futures Association. The SCA is a Texas limited liability company that is registered as an investment adviser under the Advisers Act. Under the Investment Management Agreement, each Salient Adviser and SCA is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Funds’ investment programs subject to the ultimate supervision of the Board.

Salient Risk Parity Offshore Fund, Ltd. (the “Company”), is a company limited by shares organized under the laws of the Cayman Islands. The Company is wholly-owned by the Risk Parity Fund, and is therefore consolidated in the Risk Parity Fund’s Consolidated Schedule of Investments. The Company was formed on July 13, 2012, and has been consolidated since its formation. The Risk Parity Fund invests in the Company in order to gain additional exposure to

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

certain derivatives trading within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Risk Parity Fund” includes both the Risk Parity Fund and the Company.

The MLP Fund may invest up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc., a wholly owned subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the state of Delaware and for federal income tax purposes as a Subchapter “C” corporation, is controlled by the MLP Fund, and is therefore consolidated in the MLP Fund’s Consolidated Schedule of Investments. The Subsidiary was formed on September 21, 2012, and has been consolidated since its formation. The MLP Fund invests in the Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Fund” includes both the MLP Fund and the Subsidiary.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Consolidated Schedules of Investments include the investments of the Risk Parity Fund and the Company, and the MLP Fund and the Subsidiary, each on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

Security transactions are accounted for on a trade date basis.

(d) VALUATION OF INVESTMENTS

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Funds’ valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by Salient Adviser and SCA of the Funds’ valuation policies.

The Board has authorized Salient Adviser and SCA to each establish a valuation committee (the “Adviser Valuation Committee”), which includes representatives from each Fund’s investment adviser. The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by Salient Adviser, SCA, or Citi Fund Services Ohio, Inc., the Funds’ independent administrator (“Administrator”).

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

Investments held by the Funds are valued as follows:

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value those securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “asked” prices on the valuation day. Securities listed on the NASDAQ National Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price.

Publically traded equity securities acquired in a direct placement transaction may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period. Equity securities are typically categorized as Level 1 or 2 in the fair value hierarchy based on the level of inputs utilized in determining the value of such investments.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

(e) FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as Master Limited Partnerships (“MLPs”) are generally organized under state law as limited partnerships or limited liability companies. The MLP Fund and the Subsidiary invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interest or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLP Fund’s investments in MLPs consist only of limited partner or member interests ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(g) USE OF ESTIMATES

The preparation of the Consolidated Schedules of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Consolidated Schedules of Investments. Actual results could differ from those estimates and such differences may be significant.

(h) DERIVATIVE INSTRUMENTS

All open derivative positions at quarter-end are reflected in the Funds’ Consolidated Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

FUTURES CONTRACTS—The Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). A portion of the initial margin is restricted as to its use. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the value of the underlying security. The underlying securities are not physically delivered. The Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involve, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities. Futures contracts may reduce the Fund’s exposure to counterparty risk since futures are exchange-traded; and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

The Commodity Futures Trading Commission (“CFTC”) has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon, provided that the investment advisor to the company claims an exclusion from regulation. As of the date of this report, the Funds are not subject to the registration and regulatory requirements of the Commodity Exchange Act, as amended (the “CEA”). On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Funds to continue to claim this exclusion. If the Funds were no longer able to claim this exclusion, the Funds would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Funds to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Funds is uncertain.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2012. These derivatives are presented in the Consolidated Schedules of Investments.

	Assets	Liabilities
	Unrealized Appreciation on Futures Contracts	Unrealized Depreciation on Futures Contracts
Risk Parity Fund
Equity Risk Exposure:
Futures Contracts	$70,560	$1,989,866

Commodity Risk Exposure:
Futures Contracts	225,480	1,814,944

Interest Rate Risk Exposure:
Futures Contracts	1,765,592	5,995

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

(i) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosures of both gross and net information related to offsetting and related arrangements enabling users of the financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Funds’ net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Funds’ financial statements disclosures.

(3) FAIR VALUE MEASUREMENTS

The valuation techniques employed by the Funds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used to determine the fair value of the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

For the period ended September 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

The following is a summary categorization as of September 30, 2012, based upon the three levels defined above. The breakdown by category of equity securities is disclosed in the Consolidated Schedules of Investments.

	LEVEL 1		LEVEL 2		Total
	Investment Securities	Other Financial Instruments ^	Investment Securities	Other Financial Instruments ^	Investment Securities	Other Financial Instruments ^
Risk Parity Fund
Futures Contracts	$—	$(1,749,173)	$—	$—	$—	$(1,749,173)

Total	$—	$(1,749,173)	$—	$—	$—	$(1,749,173)

MLP Fund
Master Limited Partnerships and Related Companies	$10,313,344	$—	$—	$—	$10,313,344	$—
Money Market Fund	—	—	300,329	—	300,329	—

Total	$10,313,344	$—	$300,329	$—	$10,613,673	$—

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedules of Investments as Investment Securities, such as futures contracts. These investments are generally presented in the Consolidated Schedule of Investments at the unrealized gain or loss on the financial instrument.

(4) FEDERAL INCOME TAXES

The MLP Fund’s tax cost as of September 30, 2012, was $10,564,786, resulting in accumulated net unrealized appreciation of $48,887, consisting of $125,643 in gross unrealized appreciation and $76,756 in gross unrealized depreciation.

(5) RISK CONSIDERATIONS

The following summary of certain common principal risk footnotes is not meant to be comprehensive of each Fund’s risks.

General Market Risk

An investment in the Funds’ common shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ common shares. An investment in the Funds’ common shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Concentration Risk

The MLP Fund’s investment portfolio will be concentrated in MLPs and midstream companies. The focus of the portfolio on a specific industry or industries within the midstream

Salient MF Trust

Notes to Consolidated Schedules of Investments, continued

September 30, 2012

sector may present more risks than if the portfolio was broadly diversified over numerous sectors of the economy. A downturn in one or more industries within the midstream sector would have a larger impact on the MLP Fund than on an investment company that does not concentrate solely in MLPs and midstream companies. To the extent that the MLP Fund invests a relatively high percentage of the MLP Fund’s assets in the obligations of a limited number of issuers, the MLP Fund may be more susceptible than a more widely diversified investment company to any single economic, political, or regulatory occurrence.

Leverage Risk

Financial leverage represents the leveraging of the Funds’ investment portfolio. The use of leverage can amplify losses. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from financial leverage exceed the costs of such financial leverage, the use of leverage could cause the Funds’ net asset value to decline. When financial leverage is used, the net asset value and market value of the Funds’ common shares will be more volatile. There is no assurance that the Funds’ use of financial leverage will be successful.

Derivatives Risk

The Funds may purchase and sell derivative instruments (including options, futures contracts and swap contracts). The use of derivatives has risks, including high price volatility, government intervention, non-performance by the counterparty, the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and the illiquidity of the derivative investments. Furthermore, the ability to successfully use these techniques depends on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The use of derivatives may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that the Funds might otherwise sell. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to the Funds for investment purposes.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient MF Trust

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 27, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 27, 2012